Accounts Receivable and Loans (Details Textuals) (U S Card Services [Member])	12 Months Ended
	Dec. 31, 2012 bp	Dec. 31, 2011 bp
Cardmember Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Average basis point reduction in interest rate by class of cardmember loans	12	11
Cardmember Receivables [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Average payment term extension	13	15